SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America.

The Company’s year-end is October 31.

The financial information furnished herein reflects all adjustments, consisting of normal recurring items that, in the opinion of management, are necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the interim periods. The results of operations for the six months ended April 30, 2025 are not necessarily indicative of the results to be expected for the year ending October 31, 2025.

Principle of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries (collectively the “Company”). The Company eliminates all significant intercompany balances and transactions in its audited consolidated financial statements.

The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with the original maturities of three months or less to be cash equivalents.

Leases – Right-of-Use Assets and Lease Liabilities

The Company accounts for leases with a term greater than 12 months in accordance with ASC 842, Leases. These leases are classified as operating leases, and the Company presents right-of-use (“ROU”) assets and corresponding lease liabilities on its consolidated balance sheet under a single classification.

ROU assets represent the Company’s right to use an underlying asset during the lease term. Lease liabilities represent the Company’s obligation to make lease payments. At lease commencement, ROU assets and lease liabilities are measured based on the present value of future lease payments, discounted using the Company’s incremental borrowing rate. ROU assets are subsequently amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the underlying asset. Lease liabilities are reduced as lease payments are made and increased for interest expense recognized using the effective interest method.

In March 2025, the Company recognized ROU assets and corresponding lease liabilities in connection with two separate operating lease arrangements—one for its wholly owned subsidiary KHOB LIMITED in Hong Kong and another for KHOB PTE. LTD. in Singapore. The Hong Kong lease spans two years with monthly lease payments of HKD 8,000, while the Singapore lease also spans two years with monthly payments of SGD 1,700. Both leases are measured at the present value of the lease payments using the applicable incremental borrowing rates. As of April 30, 2025, the net carrying amount of the ROU assets was $50,475. The related lease liabilities totaled $50,475, of which $27,499 was classified as current liabilities and $22,976 as non-current liabilities on the condensed consolidated balance sheet.

Website Development Costs

The Company amortizes these costs using the straight-line method over a period of three years, which is the remaining estimated economic life of the costs. At the end of each reporting period, the Company writes down any excess of the unamortized balance over the net realizable value.

In May 2023 and January 2024, the Company capitalized website development costs of $3,500 and $8,130, respectively, which will be amortized over three years. As of April 30, 2025, the total amount of website development costs was $11,630, with an amortization expense of $5,925. The Company expects to recognize amortization expense of $1,938 for the remainder of the fiscal year ending October 31, 2025, amortization expense of $3,293 for the fiscal year ending October 31, 2026, and amortization expense of $473 for the fiscal year ending October 31, 2027.

During the Website Application and Infrastructure Development Stage, the Company relied on Codification 350-50-25-7, which states “Costs to obtain and register an internet domain shall be capitalized under Section 350-30-25”. Codification 350-50-25-6 states “Costs incurred to purchase software tools, or costs incurred during the application development stage for internally developed tools, shall be capitalized”.

Based on the above, the Company website costs are capitalized.

Software Development Costs

The Company amortizes these costs using the straight-line method over a period of three years, which is the remaining estimated economic life of the costs. At the end of each reporting period, the Company writes down any excess of the unamortized balance over the net realizable value.

In January 2024 the Company capitalized software development costs of $13,000 which will be amortized over three years. As of April 30, 2025, the total amount of website development cost was $13,000 and the amortization expense was $5,416. The Company expects to recognize amortization expense of $2,167 for the remainder of the fiscal year ending October 31, 2025, amortization expense of $4,333 for the fiscal year ending October 31, 2026, amortization expense of $1,084 for the fiscal year ending October 31, 2027.

Fair Value of Financial Instruments

AS topic 820 “Fair Value Measurements and Disclosures” establishes a three-tier fair value hierarchy, which prioritizes the inputs in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers include:

Level 1:	defined as observable inputs such as quoted prices in active markets;
Level 2:	defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
Level 3:	defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The carrying value of cash and the Company’s loan from shareholder approximates its fair value due to their short-term maturity.

Allowance for Credit Losses

The Company accounts for its accounts receivable in accordance with ASC 326, Financial Instruments – Credit Losses. Under this standard, the Company estimates expected credit losses over the life of its accounts receivable using a current expected credit loss (CECL) model. Management evaluates the collectibility of accounts receivable by considering factors such as historical collection experience, current economic conditions, customer creditworthiness, and other relevant factors.

Accounts receivable are written off when deemed uncollectible. Changes in the allowance for credit losses are recorded in the statements of operations as a component of general and administrative expenses.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Update (ASU) 2014-09, Revenue from contracts with customers (Topic 606). Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the considerations that the Company expects to receive in exchange for those goods.

The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Generally, the Company’s performance obligations are transferred to customers at a point in time, typically upon delivery.

The Company derives revenues from selling tourism programs and certain modules of our Customer Relationship Management (CRM) Software (the “Software”).

Tourism Programs

At our company, customers pay us for our guided tours, which are thoughtfully designed to include tailored sightseeing, immersive local experiences, and a range of outdoor activities. We have curated a network of trusted providers who specialize in offering high-quality meals, comfortable accommodation, and convenient transportation. Customers have the flexibility to select and pay for these services directly with the respective providers, in addition to the tour fee they pay to our company.

The tour includes customized tourist attractions and viewpoints in the Caucasus Mountains region. The company can arrange comfortable accommodations for the duration of the tour, such as hotels or lodges situated in picturesque locations near the Caucasus Mountains. The company handles transportation logistics, including airport transfers and transportation between various destinations throughout the tour. As stated, the tour is guided, so the company provides experienced guides who are knowledgeable about the region’s history, culture, and natural beauty. The company organizes suitable activities for participants, taking into account their preferences and fitness levels.

The company can organize breakfast, lunch, and dinner at selected restaurants or provide packed meals for outdoor excursions, ensuring that participants have access to nourishing and delicious food. Our company provides customer support throughout the tour, addressing any concerns or issues that participants may have.

In determining the transaction price, we utilize various sources of information, including historical data, market conditions, contractual terms, customer-specific factors, and estimates of variable consideration, where applicable. These considerations enable us to make a reasonable estimate of the transaction price based on the information available at the time of revenue recognition. The transaction price is contractual. No other party can recognize revenue or issue refunds because the Kheoba director is the only party involved. Based on fair market price we allocate the transaction price as follows: 20% is planning/arranging, 30% is assistance and 50% is guide service.

The Company collects payment from customers before the service is provided. When deposits are collected before the service is provided, the Company recognizes deferred income until the customer signs the act of acceptance. The Our performance obligation to plan and arrange trip are met when we finished with planning and arranging for the customers. Our performance obligation to perform assistance during the tour if needed is met when the tour is over in case no assistance is requested. Our obligation to perform the guided tours is met when we finish the guided tour and indication that guided tour is finished is signed by customers the act of acceptance of our services. The company determines that the obligation for guided tour is satisfied when the customer signs the act of acceptance. We consider the signing of the act of acceptance as the point in time when promised services is transferred to the customer.

CRM Software

We have CRM software comprising various components, modules, or blocks. Buyers might be interested in purchasing certain modules of our Software, to meet its business requirements. Task Report, Revenue Graph, My Deals by Milestones and Daily sales comparison modules were purchased on 10/26/2023.

Following the guidelines of the relevant accounting standards (ASC 606), we recognize revenue when we satisfy a performance obligation. In our case, this occurs at the point of product delivery or service completion.

The process begins with the issuance of an invoice to our client. This step signifies our formal request for payment for the services agreed upon or products to be delivered. Subsequent to issuing an invoice, we receive payment from the client. This step demonstrates the client’s commitment and willingness to pay for our services or products. The pivotal moment in our revenue recognition process is the delivery of the product or the completion of the service to our client. This is when we have fulfilled our performance obligation. The delivery marks the transfer of control of the software product or service from our company to the client, which is the critical event for revenue recognition.

For pricing our software, we start by understanding all costs involved (both direct and indirect) to ensure our pricing covers expenses and secures profitability. Additionally, we assess the value our software delivers to customers, focusing on the benefits and solutions it provides. We investigate competitor pricing and market expectations to inform our pricing strategy. We select a model that fits our product and market, such as flat rate, subscription, usage-based, or feature-based tiering.

Commission for Software Sales

The Company engages in commission-based software sales activities through a referral arrangement. Under the Commission Agreement entered into with M&D Innovation Technology Limited (“Developer”), the Company refers potential clients for software development services to the Developer in exchange for a referral commission.

A commission becomes payable when a referred client enters into a legally binding agreement with the Developer within six months of the referral and makes any payment under that agreement. The Company earns a referral commission equivalent to 50% of the gross revenue received by the Developer from the referred client, based on the total amount received under the initial engagement. The commission applies to milestone payments, scope expansions, and addenda to the original contract. Future unrelated engagements are excluded unless otherwise agreed in writing.

Following ASC 606, we recognize revenue when we satisfy a performance obligation, upon the Developer’s receipt of payment from the referred client and the Company’s entitlement to the commission is established. The Company recognizes commission income when it receives notice from the Developer confirming the payment from the referred client and the related commission amount due to the Company. This point marks the completion of our performance obligation in the referral arrangement.

The Company does not bear any responsibility for software delivery, client relationship management, or project execution beyond the initial referral. Accordingly, the Company accounts for referral commission revenue on a net basis.

Segment Reporting

The following table presents the Company’s revenue disaggregated based on revenue source for the three and six months ended April 30, 2025 and 2024:

	Three Months Ended		Six Months Ended
	April 30,		April 30,
	2025	2024	2025	2024
Commission for software sales	$220,000	$–	$220,000	$–
CRM Software	105,128	–	105,128	7,000
Tourism Programs	–	–	–	3,300
Total Revenue	$325,128	$–	$325,128	$10,300

Revenue Concentration

The following is a summary of customers that represent greater than 10% of total sales for the periods presented:

	Six months ended April 30,
	2025	2024
Customer A	68%	68%
Customer B	20%	32%
Customer C	12%	–
Customer D	–	–
Customer E	–	–

For the six months ended April 30, 2025, revenue concentration was low due to the fact that our customers are not regular customers.

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Basic Income (Loss) Per Share

The Company computes income (loss) per share in accordance with FASB ASC 260 “Earnings per Share”. Basic loss per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted income (loss) per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of April 30, 2025, there were no potentially dilutive debt or equity instruments issued or outstanding.

Stock-Based Compensation

Stock-based compensation is accounted for at fair value in accordance with ASC Topic 718. To date, the Company has not adopted a stock option plan and has not granted any stock options.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, when adopted, will have a material effect on the accompanying financial statements.

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America.

The Company’s year-end is October 31.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with the original maturities of three months or less to be cash equivalents.

The Company owes $4,065 in Related Party Loan currently to director as per operating expenses of October 31, 2024.

Website Development Costs

The Company amortizes these costs using the straight-line method over a period of three years, which is the remaining estimated economic life of the costs. At the end of each reporting period, the Company writes down any excess of the unamortized balance over the net realizable value.

In May 2022 the Company capitalized website development costs of $3,500 which will be amortized over three years. As of October 31, 2024, the total amount of website development cost was $3,500 and the amortization expense was $1,750. The Company expects to recognize amortization expense of $1,167 for the fiscal year ending October 31, 2025, and amortization expense of $583 for the fiscal year ending October 31, 2026.

In May 2024 the Company capitalized website development costs of $8,130 which will be amortized over three years. As of October 31, 2024, the total amount of website development cost was $8,130 and the amortization expense was $2,236. The Company expects to recognize amortization expense of $2,710 for the fiscal year ending October 31, 2025, amortization expense of $2,710 for the fiscal year ending October 31, 2026 and amortization expense of $474 for the fiscal year ending October 31, 2027.

During the Website Application and Infrastructure Development Stage, the Company relied on Codification 350-50-25-7, which states “Costs to obtain and register an internet domain shall be capitalized under Section 350-30-25”. Codification 350-50-25-6 states “Costs incurred to purchase software tools, or costs incurred during the application development stage for internally developed tools, shall be capitalized”.

Based on the above, the Company website costs are capitalized.

Software Development Costs

The Company amortizes these costs using the straight-line method over a period of three years, which is the remaining estimated economic life of the costs. At the end of each reporting period, the Company writes down any excess of the unamortized balance over the net realizable value.

In January 2024, the Company capitalized software development costs of $13,000, which will be amortized over three years. As of October 31, 2024, the total amount of software development cost was $13,000 and the amortization expense was $3,250. The Company expects to recognize amortization expense of $4,333 for the fiscal year ending October 31, 2025, amortization expense of $4,333 for the fiscal year ending October 31, 2026 and amortization expense of $1,084 for the fiscal year ending October 31, 2027.

Fair Value of Financial Instruments

AS topic 820 “Fair Value Measurements and Disclosures” establishes a three-tier fair value hierarchy, which prioritizes the inputs in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers include:

Level 1:	defined as observable inputs such as quoted prices in active markets;
Level 2:	defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
Level 3:	defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The carrying value of cash and the Company’s loan from shareholder approximates its fair value due to their short-term maturity.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Update (ASU) 2014-09, Revenue from contracts with customers (Topic 606). Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the considerations that the Company expects to receive in exchange for those goods.

The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Generally, the Company’s performance obligations are transferred to customers at a point in time, typically upon delivery.

The Company derives revenues from selling tourism programs and certain modules of our Customer Relationship Management (CRM) Software (the “Software”).

Tourism Programs

We have sold six ‘Caucasus Mountains Retreat’ tourism programs to six sets of participants. Some of these participants opted for additional tours, including the ‘Old Tbilisi One Day Tour’ and the ‘Old Tbilisi 3 Days Tour’. The ‘Caucasus Mountains Retreat’ is a 5-day guided tour priced at $550 per person. The ‘Old Tbilisi One Day Tour’ is available at $50 per person, while the ‘Old Tbilisi 3 Days Tour’ costs $200 per person. Our primary offering is the ‘Caucasus Mountains Retreat’ program.

At our company, customers pay us for our guided tours, which are thoughtfully designed to include tailored sightseeing, immersive local experiences, and a range of outdoor activities. We have curated a network of trusted providers who specialize in offering high-quality meals, comfortable accommodation, and convenient transportation. Customers have the flexibility to select and pay for these services directly with the respective providers, in addition to the tour fee they pay to our company.

The tour includes customized tourist attractions and viewpoints in the Caucasus Mountains region. The company can arrange comfortable accommodations for the duration of the tour, such as hotels or lodges situated in picturesque locations near the Caucasus Mountains. The company handles transportation logistics, including airport transfers and transportation between various destinations throughout the tour. As stated, the tour is guided, so the company provides experienced guides who are knowledgeable about the region's history, culture, and natural beauty. The company organizes suitable activities for participants, taking into account their preferences and fitness levels.

The company can organize breakfast, lunch, and dinner at selected restaurants or provide packed meals for outdoor excursions, ensuring that participants have access to nourishing and delicious food. Our company provides customer support throughout the tour, addressing any concerns or issues that participants may have.

Also, we are offering Tenerife beginner surf lessons that are thoughtfully designed to provide a fun, safe, and educational experience. Customers pay for our structured lessons, which include coaching, ocean safety instruction, and surfboard rental. In addition to the lesson fee, customers have the option to choose and pay for additional services provided by our trusted local partners, such as beachside accommodations, meal options, and transportation.

We can assist in arranging comfortable accommodations nearby, ranging from beachfront hostels to boutique hotels, so participants can fully immerse themselves in the coastal atmosphere. We also handle transportation logistics, offering shuttle services to and from the surf spots, as well as airport transfers if needed.

We can arrange meal options with local cafes and restaurants, offering fresh, nourishing meals to refuel after a surf session, or provide packed lunches for those who prefer to relax on the beach between lessons. Throughout their time with us, participants can rely on our customer support team to assist with any questions or concerns, ensuring a smooth and enjoyable experience from start to finish.

In determining the transaction price, we utilize various sources of information, including historical data, market conditions, contractual terms, customer-specific factors, and estimates of variable consideration, where applicable. These considerations enable us to make a reasonable estimate of the transaction price based on the information available at the time of revenue recognition. The transaction price is contractual. No other party can recognize revenue or issue refunds because the Kheoba director is the only party involved. Based on fair market price we allocate the transaction price as follows: 20% is planning/arranging, 30% is assistance and 50% is guide service.

The Company collects payment from customers before the service is provided. When deposits are collected before the service is provided, the Company recognizes deferred income until the customer signs the act of acceptance. The Our performance obligation to plan and arrange trip are met when we finished with planning and arranging for the customers. Our performance obligation to perform assistance during the tour if needed is met when the tour is over in case no assistance is requested. Our obligation to perform the guided tours is met when we finish the guided tour and indication that guided tour is finished is signed by customers the act of acceptance of our services. The company determines that the obligation for guided tour is satisfied when the customer signs the act of acceptance. We consider the signing of the act of acceptance as the point in time when promised services is transferred to the customer. As of October 31, 2024 and October 31, 2023, deferred revenue was $0 and $3,300, respectively.

CRM Software

We have CRM software comprising various components, modules, or blocks. Buyers might be interested in purchasing certain modules of our Software, to meet its business requirements. Task Report, Revenue Graph, My Deals by Milestones and Daily sales comparison modules were purchased on 10/26/2023.

Following the guidelines of the relevant accounting standards (ASC 606), we recognize revenue when we satisfy a performance obligation. In our case, this occurs at the point of product delivery or service completion.

The process begins with the issuance of an invoice to our client. This step signifies our formal request for payment for the services agreed upon or products to be delivered. Subsequent to issuing an invoice, we receive payment from the client. This step demonstrates the client's commitment and willingness to pay for our services or products. The pivotal moment in our revenue recognition process is the delivery of the product or the completion of the service to our client. This is when we have fulfilled our performance obligation. The delivery marks the transfer of control of the software product or service from our company to the client, which is the critical event for revenue recognition.

For pricing our software, we start by understanding all costs involved (both direct and indirect) to ensure our pricing covers expenses and secures profitability. Additionally, we assess the value our software delivers to customers, focusing on the benefits and solutions it provides. We investigate competitor pricing and market expectations to inform our pricing strategy. We select a model that fits our product and market, such as flat rate, subscription, usage-based, or feature-based tiering.

Segment Reporting

The following table presents the Company’s revenue disaggregated based on revenue source for the year ended October 31, 2024 and 2023:

	Year ended October 31
	2024	2023
CRM Software	$7,000	$–
Tourism Programs	34,055	16,000
Total Revenue	$41,055	$16,000

Revenue Concentration

The following is a summary of customers that represent greater than 10% of total sales for the periods presented:

	Year ended October 31,
	2024	2023
Customer A	17%	–
Customer B	11%	21%
Customer C	11%	–
Customer D	11%	19%
Customer E	11%	–
Customer F	11%	–
Customer G	10%	–
Customer H	10%	–
Customer I	8%	–
Customer J	–	26%
Customer K	–	21%
Customer L	–	13%

For the years ended October 31, 2024, revenue concentration was low due to the fact that our customers are not regular customers.

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Basic Income (Loss) Per Share

The Company computes income (loss) per share in accordance with FASB ASC 260 “Earnings per Share”. Basic loss per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted income (loss) per share gives effect to all dilutive potential common shares outstanding during the period.  Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of October 31, 2024, there were no potentially dilutive debt or equity instruments issued or outstanding.

Stock-Based Compensation

Stock-based compensation is accounted for at fair value in accordance with ASC Topic 718.  To date, the Company has not adopted a stock option plan and has not granted any stock options.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, when adopted, will have a material effect on the accompanying financial statements.